Transactions and Balances with Related Parties (Details) ₪ in Thousands		12 Months Ended
		Dec. 31, 2018 ILS (₪) Directors	Dec. 31, 2017 ILS (₪) Directors	Dec. 31, 2016 ILS (₪) Directors
Transactions and Balances with Related Parties [Abstract]
CEO's salary	[1]	₪ 2,129	₪ 1,988	₪ 2,010
Share-based payments portion		793	455	1,066
Remuneration of directors		1,057	613	1,214
Share-based payments portion		₪ 627	₪ 279	₪ 558
Number of directors | Directors		7	6	6

[1]	In accordance with the CEO's employment agreement, the CEO will be eligible for a bonus based on qualitative criteria and parameters determined by the Company, which will amount to a maximum of four salaries, plus a special bonus based on the fulfillment of additional conditions.